Property and Equipment, Net (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($) ft²	Mar. 31, 2024 USD ($)	Mar. 31, 2025 JPY (¥) ft²
Property and Equipment, Net [Abstract]
Depreciation expense | $	$ 1,150,519	$ 952,126	$ 1,232,611
Piece of land (in Square Feet) | ft²		16,165		16,165
Land carrying value		$ 2,300,000		¥ 340.1